Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended
	Jun. 02, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Goodwill		$ 385,636	$ 385,658		$ 385,636
Amortization of intangible assets		$ 6,200		$ 6,000	$ 12,400	$ 12,100
Percentage of employee reduced	10.00%	10.00%
Stratasys-Objet reporting unit [Member]
Percentage of fair value exceeding carrying value of reporting units			8.70%
Goodwill			$ 386,000
Expected cash flow period			5 years
Discount rate (as a percent)			13.50%
Growth rate (as a percent)			3.10%
Percentage of decrease in terminal year growth rate			1.00%
Percentage of increase in terminal year growth rate			1.00%
Change in fair value due to 1% decrease in terminal year growth rate			$ 45,000
Change in fair value due to 1% increase in terminal year growth rate			$ 81,000